RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 15, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Mar. 04, 2021	Feb. 03, 2021	Feb. 02, 2021	Jul. 07, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Proceeds from related party						$ 244,803	$ 1,922,449	$ 2,162,562	$ 2,162,562
Imputed interest									$ 87,213
Common stock, par value		$ 0.001				$ 0.001		$ 0.001	$ 0.001				$ 0.001	$ 0.001
Amounts of debt paid						$ 137,500
Number of common stock were issued		257,630
Director Agreements [Member]
Related Party Transaction [Line Items]
Common stock, par value			$ 0.001		$ 0.001					$ 0.001
Number of common stock were issued					31,821
Common stock market fair value					$ 25,000
Amir Ben-Yohanan [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount												$ 2,400,000
Advances												$ 2,400,000
Notes payable, interest rate												8.00%
Holder [Member]
Related Party Transaction [Line Items]
Debt instrument, convertible amount		$ 1,000,000				$ 1,000,000
Common stock, par value		$ 0.001				$ 0.001
Amir Ben-Yohanan, Chris Young, and Simon Yu [Member]
Related Party Transaction [Line Items]
Payments to officers			$ 205,000	$ 285,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from related party	$ 130,013
Debt instrument, face amount											$ 2,400,000
Advances				$ 135,000
Amounts of debt paid		$ 0				$ 67,163
Christian Young [Member]
Related Party Transaction [Line Items]
Due to related party payable		14,301				14,301		$ 23,685	$ 23,685
Magiclytics [Member]
Related Party Transaction [Line Items]
Due to related party payable		$ 97,761				$ 97,761		$ 0	$ 0
Number of common stock were issued				734,689